Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jul. 30, 2022
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,191	$ 239,629	$ 241,321
Contributed surplus	2,339	1,612	1,189
Retained earnings	134,461	109,335	104,071
Accumulated other comprehensive income	52	99	67
Regulatory capital		448,575
Total risk-weighted assets		$ 2,714,902
CET1 capital ratio		16.52%
Total assets	3,980,845	$ 3,265,998	$ 3,075,343	$ 3,075,343
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	460,065
Total risk-weighted assets	$ 3,047,172
CET1 capital ratio	15.10%
Basel III [member]
Statement Line Items [Line Items]
Total assets		3,265,998
Total on-balance sheet exposures		3,254,627
Total off-balance sheet exposure at gross notional amount	$ 424,526	443,124
Adjustments for conversion to credit equivalent amount		251,101
Total off-balance sheet exposures	177,525	192,023
Total exposures		$ 3,446,650
Leverage ratio		9.84%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	3,980,845
Total on-balance sheet exposures	3,969,343
Adjustments for conversion to credit equivalent amount	247,001
Total exposures	$ 4,146,868
Leverage ratio	8.53%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 225,982
Contributed surplus		1,612
Retained earnings		109,335
Accumulated other comprehensive income		99
Regulatory capital before adjustments		337,028
Adjustments to capital	$ (11,502)	(11,371)
Regulatory capital		$ 325,657
CET1 capital ratio		12.00%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	214,544
Contributed surplus	2,339
Retained earnings	134,461
Accumulated other comprehensive income	52
Regulatory capital before adjustments	351,396
Adjustments to capital	(11,502)
Regulatory capital	$ 339,894
CET1 capital ratio	11.15%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital		$ 339,304
CET1 capital ratio		12.50%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 353,541
CET1 capital ratio	11.60%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 103,827	$ 107,367
Regulatory capital before adjustments		107,367
Adjustments to capital		1,904
Regulatory capital		$ 109,271
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	103,827
Adjustments to capital	2,697
Regulatory capital	$ 106,524